Other liabilities - Additional information (Details)	6 Months Ended
Jun. 30, 2026 EUR (€)
Other liabilities.
Increase (Decrease) in other payables	€ (707,000)
Increase (Decrease) in payroll related liabilities.	(1,000,000)
Increase (Decrease) In Accrued Expenses	600,000
Increase (decrease) in other liabilities.	€ 203,000